UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2018 (Unaudited)

Reinhart Mid Cap PMV Fund

Description	Shares	Value
COMMON STOCKS - 98.2%
Consumer Discretionary - 18.3%
Aramark	42,720	$1,781,851
BorgWarner	53,790	2,640,013
Brinker International	163,430	5,626,895
Discovery Communications, Class A *	258,040	6,275,533
Gentex	244,360	5,549,416
Interpublic Group of Companies	240,010	5,616,234
Michaels *	223,640	5,145,956
		32,635,898
Consumer Staples - 5.1%
Ingredion	31,000	4,049,840
JM Smucker	40,000	5,052,000
		9,101,840
Energy - 9.9%
Apache	121,190	4,138,639
EQT	90,150	4,535,447
National Oilwell Varco	110,010	3,860,251
Newfield Exploration *	219,970	5,131,900
		17,666,237
Financials - 19.0%
BOK Financial	64,300	6,073,135
Citizens Financial Group	118,810	5,167,047
Fifth Third Bancorp	100,810	3,331,770
Invesco	125,460	4,082,468
Jones Lang LaSalle	11,925	1,915,274
Loews	61,950	3,055,994
Northern Trust	38,910	4,119,402
White Mountains Insurance Group	7,563	6,102,207
		33,847,297
Health Care - 5.7%
Encompass Health	86,270	4,594,740
Universal Health Services, Class B	47,950	5,475,890
		10,070,630
Industrials - 11.1%
Aerojet Rocketdyne Holdings *	132,953	3,589,731
AMERCO	17,045	5,863,480
KAR Auction Services	87,000	4,704,960
Snap-on	35,795	5,699,280
		19,857,451
Information Technology - 6.7%
Cognizant Technology Solutions, Class A	44,770	3,672,035
CSRA	102,131	4,139,369
F5 Networks *	27,180	4,036,774
		11,848,178

Materials - 1.2%
Axalta Coating Systems *	71,100	2,189,880

Real Estate - 9.6%
Ryman Hospitality Properties - REIT	65,000	4,482,400
STORE Capital - REIT	192,150	4,580,856
Ventas - REIT	74,370	3,593,558
Weyerhaeuser - REIT	125,020	4,379,451
		17,036,265
Telecommunication Services - 2.4%
Zayo Group Holdings *	121,480	4,355,058

Utilities - 9.2%
Entergy	44,760	3,393,703
NiSource	137,220	3,173,899
UGI	127,770	5,505,609
Vistra Energy *	223,800	4,241,010
		16,314,221
TOTAL COMMON STOCKS
(Cost $160,314,602)		174,922,955

SHORT-TERM INVESTMENT - 9.2%
First American Treasury Obligations Fund, Class X, 1.32%^
(Cost $16,309,548)	16,309,548	16,309,548

Total Investments - 107.4%
(Cost $176,624,150)		191,232,503
Other Assets and Liabilities, Net - (7.4)%		(13,166,874)
Total Net Assets - 100.0%		$178,065,629

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of February 28, 2018.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$174,922,955	$-	$-	$174,922,955
Short-Term Investment	16,309,548	-	-	16,309,548
Total Investments in Securities	$191,232,503	$-	$-	$191,232,503

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 28, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments February 28, 2018 (unaudited)

Reinhart Intermediate Bond NextShares

Description	Par	Value
U.S. TREASURY SECURITIES - 88.8%
U.S. Treasury Notes
0.750%, 09/30/2018	$2,331,000	$2,314,929
1.250%, 10/31/2021	490,000	468,122
1.875%, 09/30/2022	210,000	203,179
1.750%, 05/15/2023	422,000	403,035
2.000%, 06/30/2024	300,000	286,646
2.000%, 02/15/2025	340,000	322,622
1.500%, 08/15/2026	270,000	242,293
2.250%, 08/15/2027	210,000	198,967
Total U.S. Treasury Securities
(Cost $4,437,183)		4,439,793

CORPORATE BONDS - 7.2%
Consumer Discretionary - 1.7%
Target
3.875%, 07/15/2020	83,000	85,453

Financials - 3.1%
Branch Banking & Trust
2.625%, 01/15/2022	99,000	97,310
Comerica Bank
2.500%, 06/02/2020	60,000	59,352
		156,662
Industrials - 2.4%
Honeywell International
1.850%, 11/01/2021	80,000	77,259
United Technologies
1.500%, 11/01/2019	43,000	42,177
		119,436
Total Corporate Bonds
(Cost $362,316)		361,551

ASSET-BACKED SECURITIES - 3.2%
Capital One Multi-Asset Execution Trust
Series 2016, Class A5
1.660%, 06/17/2024
Total Asset-Backed Securities
(Cost $157,160)	163,000	156,891

SHORT-TERM INVESTMENT - 1.7%
First American Treasury Obligations Fund, Class X, 1.32%^
Total Short-Term Investment
(Cost $86,846)	86,846	86,846

Total Investments - 100.9%
(Cost $5,043,505)		5,045,081
Other Assets and Liabilities, Net - (0.9)%		(42,953)
Total Net Assets - 100.0%		$5,002,128

^	The rate shown is the annualized seven day effective yield as of February 28, 2018.

The Global Industry Classification Standard ("GICS"®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2018:

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$-	$4,439,793	$-	$4,439,793
Corporate Bonds	-	361,551	-	361,551
Asset-Backed Securities	-	156,891	-	156,891
Short-Term Investment	86,846	-	-	86,846
Total Investments in Securities	$86,846	$4,958,235	$-	$5,045,081

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2018, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  April 25, 2018

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  April 25, 2018